UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09917

SENTINEL VARIABLE PRODUCTS TRUST
(Exact name of registrant as specified in charter)

National Life Drive, Montpelier, Vermont			05604
(Address of principal executive offices)			(Zip code)

Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	December 31, 2014

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Semi-Annual Report

June 30, 2014

Sentinel Variable Products

Balanced Fund

Sentinel Variable Products

Bond Fund

Sentinel Variable Products

Common Stock Fund

Sentinel Variable Products

Mid Cap Fund

Sentinel Variable Products

Small Company Fund

A Standard of Stewardship www.sentinelinvestments.com

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Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Variable Products Balanced Fund

8	Sentinel Variable Products Bond Fund

10	Sentinel Variable Products Common Stock Fund

12	Sentinel Variable Products Mid Cap Fund

14	Sentinel Variable Products Small Company Fund

16	Statement of Assets and Liabilities

18	Statement of Operations

20	Statement of Changes in Net Assets

22	Financial Highlights

24	Notes to Financial Statements

32	Actual and Hypothetical Expenses for Comparison Purposes

34	Trustees & Officers

Message to Shareholders

Thomas H. Brownell President and Chief Executive Officer Sentinel Asset Management, Inc.
Dear Shareholders,

This is truly an exciting time here at Sentinel. Our entire team has been working diligently over the past six months to execute on our strategic vision and implement initiatives that we believe will reward our shareholders both in the near term and over a longer time horizon. These initiatives range from building out our investment teams to re-positioning our funds and enhancing our investment process. This is all to help ensure we are able to respond effectively to ever-changing market conditions and help you meet your investment objectives.

On the following pages of this semi-annual report, you will find more information on each Sentinel Variable Product Fund, including investments and performance.

While there will be more changes to come as we continue to strengthen our organization, what will not change is our commitment to you, our shareholders. As I have said before, you are our top priority. Our focus will continue to be on delivering to you high quality investment strategies that reflect our core principles as investors:

• rigorous fundamental research and analysis as the primary driver of security selection;

• close attention to risk management and portfolio construction;

• a deep understanding of macroeconomic events and their influence on the capital markets; and

• a long-term perspective.

We are dedicated to your future through dynamic and disciplined investing. At our core, we continue to be an asset management company committed to serving as steadfast stewards of your capital. This is still the Sentinel standard.

/s/ Thomas H. Brownell

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

• a list of each investment

• the number of shares/par amount of each stock, bond or short-term note

• the market value of each investment

• the percentage of investments in each industry

• the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

• income earned from investments

• management fees and other expenses

• gains or losses from selling investments (known as realized gains or losses)

• gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

• operations — a summary of the Statement of Operations for the most recent period

• distributions — income and gains distributed to shareholders

• capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

• share price at the beginning of the period

• investment income and capital gains or losses

• income and capital gains distributions paid to shareholders

• share price at the end of the period

It also includes some key statistics for the period:

• total return — the overall percentage return of the fund, assuming reinvestment of all distributions

• expense ratio — operating expenses as a percentage of average net assets

• net income ratio — net investment income as a percentage of average net assets

• portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile (Unaudited)

at June 30, 2014

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	63.1%
U.S. Government Obligations	28.1%
Foreign Stocks & ADR’s	4.0%
Cash and Other	4.8%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Schlumberger Ltd.	1.9%
United Technologies Corp.	1.9%
Microsoft Corp.	1.6%
Canadian National Railway Co.	1.5%
EOG Resources, Inc.	1.5%
Noble Energy, Inc.	1.5%
Honeywell Int’l., Inc.	1.5%
Cisco Systems, Inc.	1.4%
Merck &Co., Inc.	1.3%
McDonald’s Corp.	1.3%
Total of Net Assets	15.4%

Top Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AD9193	5.00%	09/01/40	5.0%
FHLMC G05624	4.50%	09/01/39	5.0%
FHLMC G05483	4.50%	06/01/39	5.0%
FHLMC J22900	2.50%	03/01/28	2.9%
FNMA TBA JUL 30YR	4.00%	12/01/99	2.5%
FNMA 725423	5.50%	05/01/34	2.1%
FNMA AT2016	3.00%	04/01/43	2.1%
FNMA 725610	5.50%	07/01/34	2.1%
FNMA TBA JUL 15YR	2.50%	12/01/99	1.4%
Total of Net Assets			28.1%

Average Effective Duration 1.2 years**

*“Top 10 Equity Holdings” and “Top Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at June 30, 2014 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 28.1%
U.S. Government Agency Obligations 28.1%
Federal Home Loan Mortgage Corporation 12.9%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	436 M	$442,929
30-Year:
FHLMC G05483
4.5%, 06/01/39	705 M	768,203
FHLMC G05624
4.5%, 09/01/39	715 M	779,625
		1,547,828
Total Federal Home Loan Mortgage Corporation		1,990,757

Federal National Mortgage Association 15.2%
Mortgage-Backed Securities:
15-Year:
FNMA TBA JUL 15YR
2.5%, 12/01/99(a)	210 M	213,379
30-Year:
FNMA 725423
5.5%, 05/01/34	296 M	333,229
FNMA 725610
5.5%, 07/01/34	286 M	322,053
FNMA AD9193
5%, 09/01/40	703 M	781,261
FNMA AT2016
3%, 04/01/43	328 M	324,667
FNMA TBA JUL 30YR
4%, 12/01/99(a)	360 M	382,163
		2,143,373
Total Federal National Mortgage Association		2,356,752
Total U.S. Government Obligations (Cost $4,289,242)		4,347,509

	Shares
Domestic Common Stocks 63.1%
Consumer Discretionary 5.2%
Coach, Inc.	1,000	34,190
Comcast Corp.	3,000	159,990
Gap, Inc.	2,000	83,140
McDonald’s Corp.	2,000	201,480
Omnicom Group, Inc.	500	35,610
Time Warner Cable, Inc.	500	73,650
Time Warner, Inc.	1,500	105,375
Time, Inc.*	1	12
TJX Cos., Inc.	2,000	106,300
		799,747
Consumer Staples 3.8%
CVS Caremark Corp.	1,500	113,055
Kraft Foods Group, Inc.	1,500	89,925
PepsiCo, Inc.	1,000	89,340
Philip Morris Int’l., Inc.	1,000	84,310
Procter & Gamble Co.	1,800	141,462
Wal-Mart Stores, Inc.	1,000	75,070
		593,162

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Energy 7.4%
Chevron Corp.	800	$104,440
EOG Resources, Inc.	2,000	233,720
ExxonMobil Corp.	1,500	151,020
Marathon Oil Corp.	2,500	99,800
Noble Energy, Inc.	3,000	232,380
Schlumberger Ltd.	2,500	294,875
Weatherford Int’l. PLC*	1,300	29,900
		1,146,135
Financials 10.6%
ACE Ltd.	1,000	103,700
American Express Co.	2,000	189,740
CME Group, Inc.	1,000	70,950
Discover Financial Services	2,000	123,960
Goldman Sachs Group, Inc.	800	133,952
JPMorgan Chase & Co.	2,500	144,050
McGraw-Hill Financial, Inc.	1,700	141,151
MetLife, Inc.	2,000	111,120
Morgan Stanley	3,000	96,990
PNC Financial Services Group, Inc.	1,000	89,050
The Travelers Cos., Inc.	2,000	188,140
US Bancorp	1,500	64,980
Wells Fargo &Co.	3,500	183,960
		1,641,743
Health Care 10.0%
Amgen, Inc.	1,000	118,370
Becton Dickinson & Co.	1,000	118,300
Bristol-Myers Squibb Co.	2,500	121,275
Covidien PLC	2,000	180,360
Eli Lilly & Co.	2,000	124,340
Gilead Sciences, Inc.*	800	66,328
Johnson & Johnson	1,500	156,930
Medtronic, Inc.	1,000	63,760
Merck & Co., Inc.	3,500	202,475
Pfizer, Inc.	4,500	133,560
Stryker Corp.	500	42,160
UnitedHealth Group, Inc.	1,000	81,750
Zimmer Holdings, Inc.	700	72,702
Zoetis, Inc.	2,000	64,540
		1,546,850
Industrials 8.8%
Boeing Co.	800	101,784
Canadian National Railway Co.	3,600	234,072
Deere & Co.	1,500	135,825
General Dynamics Corp.	500	58,275
General Electric Co.	5,000	131,400
Honeywell Int’l., Inc.	2,500	232,375
Tyco Int’l. Ltd.	2,500	114,000
United Technologies Corp.	2,500	288,625
Verisk Analytics, Inc.*	1,000	60,020
		1,356,376
Information Technology 13.3%
Accenture PLC	1,500	121,260
Altera Corp.	2,500	86,900
ANSYS, Inc.*	800	60,656
Apple, Inc.	2,100	195,153
Check Point Software Technologies Ltd.*	2,000	134,060
Cisco Systems, Inc.	9,000	223,650
EMC Corp.	5,000	131,700
Intel Corp.	1,500	46,350
Int’l. Business Machines Corp.	500	90,635
KLA-Tencor Corp.	1,000	72,640
Microsoft Corp.	6,000	250,200
NetApp, Inc.	3,000	109,560
Riverbed Technology, Inc.*	2,000	41,260
Seagate Technology PLC	1,800	102,276
Texas Instruments, Inc.	4,000	191,160
Visa, Inc.	700	147,497
Western Union Co.	2,500	43,350
		2,048,307
Materials 2.4%
EI Du Pont de Nemours & Co.	1,500	98,160
Freeport-McMoRan Copper & Gold, Inc.	4,000	146,000
Praxair, Inc.	1,000	132,840
		377,000
Telecommunication Services 1.6%
Rogers Communications, Inc.	2,500	100,625
Verizon Communications, Inc.	3,000	146,790
		247,415
Total Domestic Common Stocks (Cost $4,895,917)		9,756,735

Foreign Stocks & ADR’s 4.0%
Australia 0.7%
BHP Billiton Ltd. ADR	1,500	102,675

Germany 0.4%
SAP AG ADR	800	61,600

Mexico 0.5%
America Movil SAB de CV ADR	4,000	83,000

Netherlands 1.1%
Unilever NV ADR	4,000	175,040

Spain 0.5%
Banco Bilbao Vizcaya Argentaria SA ADR	6,373	81,383

Switzerland 0.8%
ABB Ltd. ADR	1,945	44,774
Roche Holding AG ADR	2,000	74,600
		119,374
Total Foreign Stocks & ADR’s (Cost $540,184)		623,072

Institutional Money Market Funds 8.6%
State Street Institutional US Government Money Market Fund (Cost $1,324,230)	1,324,230	1,324,230
Total Investments 103.8% (Cost $11,049,573)†		16,051,546

Excess of Liabilities Over Other Assets (3.8)%		(580,513)

Net Assets 100.0%		$15,471,033

*	Non-income producing.

†

Cost for federal income tax purposes is $11,049,573. At June 30, 2014 unrealized appreciation for federal income tax purposes aggregated $5,001,973 of which $5,075,170 related to appreciated securities and $73,197 related to depreciated securities.

(a)	To be announced. The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at June 30, 2014

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	14.4%
1 yr. to 2.99 yrs.	9.2%
3 yrs. to 3.99 yrs.	9.8%
4 yrs. to 5.99 yrs.	26.8%
6 yrs. to 7.99 yrs.	38.0%
8 yrs. and over	1.8%

Average Effective Duration 4.9 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHR 3859 JB	5.00%	05/15/41	4.2%
FHLMC Q02664	4.50%	08/01/41	3.5%
FNMA TBA JUL 15YR	2.50%	12/01/99	3.3%
GNMA II 005175	4.50%	09/20/41	2.9%
WP Carey, Inc.	4.60%	04/01/24	2.7%
Ericsson LM	4.125%	05/15/22	2.7%
Penske Truck Leasing Co. LP	2.50%	03/15/16	2.7%
FNMA TBA JUL 30YR	4.00%	12/01/99	2.5%
Rowan Cos, Inc.	4.875%	06/01/22	2.3%
Reliance Steel & Aluminum Co.	4.50%	04/15/23	2.1%
Total of Net Assets			28.9%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at June 30, 2014 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 24.7%
U.S. Government Agency Obligations 24.7%
Federal Home Loan Mortgage Corporation 9.2%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,771,165
Mortgage-Backed Securities:
30-Year:
FHLMC A90197
4.5%, 12/01/39	895 M	970,181
FHLMC Q02664
4.5%, 08/01/41	2,123 M	2,300,014
		3,270,195
Total Federal Home Loan Mortgage Corporation		6,041,360

Federal National Mortgage Association 12.6%
Mortgage-Backed Securities:
15-Year:
FNMA TBA JUL 15YR
2.5%, 12/01/99(a)	2,100 M	2,133,796
30-Year:
FNMA 725423
5.5%, 05/01/34	1,115 M	1,253,995
FNMA 725610
5.5%, 07/01/34	1,060 M	1,192,787
FNMA AD9193
5%, 09/01/40	1,004 M	1,116,087
FNMA AT2016
3%, 04/01/43	956 M	946,174
FNMA TBA JUL 30YR
4%, 12/01/99(a)	1,540 M	1,634,806
		6,143,849
Total Federal National Mortgage Association		8,277,645

Government National Mortgage Corporation 2.9%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	50 M	50,509
30-Year:
GNMA II 005175
4.5%, 09/20/41	1,742 M	1,906,674
Total Government National Mortgage Corporation		1,957,183
Total U.S. Government Obligations (Cost $16,128,783)		16,276,188

Domestic Corporate Bonds 65.0%
Basic Industry 12.3%
Alfa SAB de CV
5.25%, 03/25/24(b)	930 M	972,780
Allegheny Technologies, Inc.
5.875%, 08/15/23	1,160 M	1,274,578
Barrick Gold Corp.
4.1%, 05/01/23	270 M	269,373
CF Industries, Inc.
3.45%, 06/01/23	975 M	968,248
Glencore Funding LLC
4.125%, 05/30/23(b)	1,100 M	1,106,821
Methanex Corp.
5.25%, 03/01/22	1,230 M	1,362,079
Packaging Corp of America
4.5%, 11/01/23	400 M	429,234
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,335 M	1,364,318
Thompson Creek Metals Co., Inc.
12.5%, 05/01/19	300 M	340,500
		8,087,931
Capital Goods 2.5%
Albea Beauty Holdings SA
8.375%, 11/01/19(b)	355 M	387,837
Tervita Corp.
10.875%, 02/15/18(b)	705 M	714,694
9.75%, 11/01/19(b)	570 M	555,750
		1,658,281
Communications 6.4%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(b)	240 M	256,200
DIRECTV Holdings LLC
3.8%, 03/15/22	1,305 M	1,349,808
Rogers Communications, Inc.
4.1%, 10/01/23	780 M	814,712
T-Mobile USA, Inc.
6.125%, 01/15/22	160 M	170,400
Verizon Communications, Inc.
6.55%, 09/15/43	1,000 M	1,263,052

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Videotron Ltd.
5%, 07/15/22	325 M	$335,562
		4,189,734
Consumer Cyclical 4.1%
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(b)	275 M	292,188
Chrysler Group LLC
8.25%, 06/15/21	305 M	346,175
Ford Motor Credit Co LLC
4.25%, 09/20/22	1,110 M	1,186,024
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	840 M	878,207
		2,702,594
Consumer Non-Cyclical 1.6%
Pernod-Ricard SA
4.45%, 01/15/22(b)	1,010 M	1,078,494

Energy 12.7%
Access Midstream Partners LP
6.125%, 07/15/22	150 M	166,500
Gastar Exploration, Inc.
8.625%, 05/15/18	315 M	330,750
Halcon Resources Corp.
8.875%, 05/15/21	195 M	210,600
Midstates Petroleum Co., Inc.
9.25%, 06/01/21	740 M	815,850
Nabors Industries, Inc.
5.1%, 09/15/23	710 M	776,589
NGL Energy Partners LP
6.875%, 10/15/21(b)	600 M	642,000
Rowan Cos, Inc.
4.875%, 06/01/22	1,390 M	1,491,298
Talisman Energy, Inc.
3.75%, 02/01/21	930 M	962,844
TC PipeLines LP
4.65%, 06/15/21	295 M	314,444
Transocean, Inc.
6.5%, 11/15/20	1,110 M	1,285,484
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,205 M	1,351,452
		8,347,811
Financials 3.5%
FirstMerit Corp.
4.35%, 02/04/23	960 M	1,001,852
People’s United Financial, Inc.
3.65%, 12/06/22	755 M	758,139
Prospect Capital Corp.
5%, 07/15/19	500 M	515,363
		2,275,354
Insurance 4.5%
American Int’l. Group, Inc.
5.6%, 10/18/16	885 M	973,498
Genworth Holdings, Inc.
4.9%, 08/15/23	445 M	477,223
Infinity Property & Casualty Corp.
5%, 09/19/22	1,230 M	1,288,003
XL Group PLC
6.5%, 12/29/49(c)	240 M	237,600
		2,976,324
Natural Gas 2.8%
Penn Virginia Resource Partners LP
8.375%, 06/01/20	126 M	143,167
6.5%, 05/15/21	430 M	470,850
Spectra Energy Capital LLC
3.3%, 03/15/23	1,270 M	1,217,726
		1,831,743
Real Estate 5.7%
CBL & Associates LP
5.25%, 12/01/23	925 M	988,006
Healthcare Realty Trust, Inc.
5.75%, 01/15/21	850 M	962,622
WP Carey, Inc.
4.6%, 04/01/24	1,740 M	1,811,817
		3,762,445
Technology 5.7%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	290 M	310,662
Amphenol Corp.
2.55%, 01/30/19	925 M	938,993
Ericsson LM
4.125%, 05/15/22	1,685 M	1,754,343
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(b)	735 M	758,888
		3,762,886
Transportation 3.2%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(b)	1,690 M	1,737,918
Watco Cos LLC
6.375%, 04/01/23(b)	330 M	338,250
		2,076,168
Total Domestic Corporate Bonds (Cost $41,053,161)		42,749,765

	Shares
Institutional Money Market Funds 15.1%
State Street Institutional US
Government Money Market Fund (Cost $9,905,841)	9,905,841	9,905,841
Total Investments 104.8% (Cost $67,087,785)†		68,931,794

Excess of Liabilities Over Other Assets (4.8)%		(3,172,189)

Net Assets 100.0%		$65,759,605

†

Cost for federal income tax purposes is $67,087,785. At June 30, 2014 unrealized appreciation for federal income tax purposes aggregated $1,844,009 of which $1,908,745 related to appreciated securities and $64,736 related to depreciated securities.

(a)	To be announced. The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of rule 144A securities amounted to $8,841,820 or 13.44% of net assets.

(c)

XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at June 30, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	19.9%
Financials	15.8%
Health Care	15.5%
Industrials	12.0%
Energy	11.7%
Consumer Staples	8.9%
Consumer Discretionary	8.6%
Materials	3.5%
Telecommunication Services	2.7%

Top 10 Holdings**

Description	Percent of Net Assets
Johnson & Johnson	2.2%
Chevron Corp.	2.2%
PepsiCo, Inc.	2.1%
Honeywell Int’l., Inc.	2.0%
Microsoft Corp.	2.0%
Texas Instruments, Inc.	1.9%
United Technologies Corp.	1.9%
Wells Fargo & Co.	1.9%
Noble Energy, Inc.	1.9%
Schlumberger Ltd.	1.8%
Total of Net Assets	19.9%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADR’s.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at June 30, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 94.2%
Consumer Discretionary 8.6%
Coach, Inc.	20,000	$683,800
Comcast Corp.	60,000	3,199,800
Gap, Inc.	40,000	1,662,800
McDonald’s Corp.	22,000	2,216,280
Nordstrom, Inc.	15,000	1,018,950
Omnicom Group, Inc.	10,000	712,200
Time Warner Cable, Inc.	10,000	1,473,000
Time Warner, Inc.	45,000	3,161,250
TJX Cos., Inc.	40,000	2,126,000
TRW Automotive Holdings Corp.*	20,000	1,790,400
		18,044,480
Consumer Staples 7.7%
CVS Caremark Corp.	30,000	2,261,100
Kraft Foods Group, Inc.	30,000	1,798,500
PepsiCo, Inc.	50,000	4,467,000
Philip Morris Int’l., Inc.	25,000	2,107,750
Procter & Gamble Co.	45,000	3,536,550
Wal-Mart Stores, Inc.	25,000	1,876,750
		16,047,650
Energy 11.7%
Apache Corp.	17,500	1,760,850
Chevron Corp.	35,000	4,569,250
EOG Resources, Inc.	24,000	2,804,640
ExxonMobil Corp.	35,000	3,523,800
Marathon Oil Corp.	50,000	1,996,000
Marathon Petroleum Corp.	20,000	1,561,400
Noble Energy, Inc.	50,000	3,873,000
Schlumberger Ltd.	32,700	3,856,965
Weatherford Int’l. PLC*	26,600	611,800
		24,557,705
Financials 15.3%
ACE Ltd.	15,000	1,555,500
American Express Co.	30,000	2,846,100
CME Group, Inc.	25,000	1,773,750
Discover Financial Services	42,100	2,609,358
Goldman Sachs Group, Inc.	15,000	2,511,600
JPMorgan Chase & Co.	60,000	3,457,200
McGraw-Hill Financial, Inc.	30,000	2,490,900
MetLife, Inc.	40,000	2,222,400
Morgan Stanley	79,000	2,554,070
PNC Financial Services Group, Inc.	17,500	1,558,375
The Travelers Cos., Inc.	30,000	2,822,100
US Bancorp	40,000	1,732,800
Wells Fargo & Co.	75,000	3,942,000
		32,076,153
Health Care 14.7%
Amgen, Inc.	25,000	2,959,250
Becton Dickinson & Co.	15,000	1,774,500
Bristol-Myers Squibb Co.	50,000	2,425,500
Covidien PLC	25,000	2,254,500
Eli Lilly & Co.	25,000	1,554,250
Gilead Sciences, Inc.*	20,000	1,658,200
Johnson & Johnson	45,000	4,707,900
Medtronic, Inc.	25,000	1,594,000
Merck & Co., Inc.	60,000	3,471,000
Pfizer, Inc.	102,500	3,042,200
Stryker Corp.	15,000	1,264,800
UnitedHealth Group, Inc.	15,000	1,226,250
Zimmer Holdings, Inc.	15,000	1,557,900
Zoetis, Inc.	40,000	1,290,800
		30,781,050
Industrials 11.6%
Boeing Co.	25,000	3,180,750
Canadian National Railway Co.	46,200	3,003,924
Deere & Co.	20,000	1,811,000
General Dynamics Corp.	17,200	2,004,660
General Electric Co.	75,000	1,971,000
Honeywell Int’l., Inc.	45,000	4,182,750
Tyco Int’l. Ltd.	50,000	2,280,000
United Technologies Corp.	35,000	4,040,750
Verisk Analytics, Inc.*	30,000	1,800,600
		24,275,434

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Information Technology 19.4%
Accenture PLC	28,000	$2,263,520
Altera Corp.	50,000	1,738,000
ANSYS, Inc.*	22,500	1,705,950
Apple, Inc.	35,000	3,252,550
Check Point Software Technologies Ltd.*	40,000	2,681,200
Cisco Systems, Inc.	120,000	2,982,000
EMC Corp.	100,000	2,634,000
Intel Corp.	30,000	927,000
Int’l. Business Machines Corp.	10,000	1,812,700
KLA-Tencor Corp.	29,100	2,113,824
Microsoft Corp.	99,970	4,168,749
NetApp, Inc.	50,000	1,826,000
Riverbed Technology, Inc.*	70,000	1,444,100
Seagate Technology PLC	33,400	1,897,788
Synopsys, Inc.*	31,000	1,203,420
Texas Instruments, Inc.	85,000	4,062,150
Visa, Inc.	12,500	2,633,875
Western Union Co.	75,000	1,300,500
		40,647,326
Materials 3.0%
EI Du Pont de Nemours & Co.	25,000	1,636,000
Freeport-McMoRan Copper &Gold, Inc.	70,000	2,555,000
Praxair, Inc.	15,000	1,992,600
		6,183,600
Telecommunication Services 2.2%
Rogers Communications, Inc.	35,000	1,408,750
Verizon Communications, Inc.	65,000	3,180,450
		4,589,200
Total Domestic Common Stocks (Cost $106,777,000)		197,202,598

Foreign Stocks & ADR’s 4.4%
Australia 0.5%
BHP Billiton Ltd. ADR	15,000	1,026,750

Germany 0.5%
SAP AG ADR	14,500	1,116,500

Mexico 0.5%
America Movil SAB de CV ADR	50,000	1,037,500

Netherlands 1.2%
Unilever NV ADR	60,000	2,625,600

Spain 0.5%
Banco Bilbao Vizcaya Argentaria SA ADR	83,301	1,063,754

Switzerland 1.2%
ABB Ltd. ADR	38,044	875,773
Roche Holding AG ADR	42,800	1,596,440
		2,472,213
Total Foreign Stocks & ADR’s (Cost $8,208,368)		9,342,317

Institutional Money Market Funds 1.0%
State Street Institutional US Government Money Market Fund (Cost $1,989,569)	1,989,569	1,989,569
Total Investments 99.6% (Cost $116,974,937)†		208,534,484

Other Assets in Excess of Liabilities 0.4%		808,459

Net Assets 100.0%		$209,342,943

*	Non-income producing.

†

Cost for federal income tax purposes is $116,974,937. At June 30, 2014 unrealized appreciation for federal income tax purposes aggregated $91,559,547 of which $92,631,387 related to appreciated securities and $1,071,840 related to depreciated securities.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

(Unaudited)

Fund Profile (Unaudited)

at June 30, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.3%
Industrials	17.0%
Financials	16.2%
Consumer Discretionary	13.4%
Health Care	10.4%
Energy	8.4%
Materials	4.1%
Consumer Staples	3.5%
Utilities	2.1%

Top 10 Holdings**

Description	Percent of Net Assets
DENTSPLY Int’l., Inc.	2.2%
ITC Holdings Corp.	2.2%
Quanta Services, Inc.	2.1%
Waste Connections, Inc.	2.1%
Genesee & Wyoming, Inc.	2.1%
Altera Corp.	2.1%
Jarden Corp.	2.1%
Riverbed Technology, Inc.	2.1%
Open Text Corp.	2.0%
MEDNAX, Inc.	2.0%
Total of Net Assets	21.0%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADR’s and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at June 30, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 89.6%
Consumer Discretionary 13.4%
Ascena Retail Group, Inc.*	16,260	$278,046
Bloomin’ Brands, Inc.*	12,620	283,067
BorgWarner, Inc.	4,020	262,064
Foot Locker, Inc.	4,630	234,834
Jarden Corp.*	6,400	379,840
John Wiley & Sons, Inc.	3,300	199,947
Life Time Fitness, Inc.*	3,710	180,825
LKQ Corp.*	6,770	180,691
PVH Corp.	1,780	207,548
SeaWorld Entertainment, Inc.	9,100	257,803
		2,464,665
Consumer Staples 3.5%
Church & Dwight Co., Inc.	4,000	279,800
Flowers Foods, Inc.	17,290	364,473
		644,273
Energy 8.4%
Denbury Resources, Inc.	17,810	328,773
Dril-Quip, Inc.*	2,600	284,024
Oasis Petroleum, Inc.*	4,530	253,182
Range Resources Corp.	2,990	259,980
Superior Energy Services, Inc.	5,660	204,552
Tidewater, Inc.	3,620	203,263
		1,533,774
Financials 12.0%
Affiliated Managers Group, Inc.*	1,390	285,506
City National Corp.	3,130	237,129
East West Bancorp, Inc.	6,330	221,487
HCC Insurance Holdings, Inc.	4,590	224,634
Invesco Ltd.	7,170	270,667
Raymond James Financial, Inc.	5,290	268,362
Signature Bank*	2,020	254,883
SVB Financial Group*	1,750	204,085
WR Berkley Corp.	4,970	230,161
		2,196,914
Health Care 10.4%
Bio-Rad Laboratories, Inc.*	1,510	180,762
CareFusion Corp.*	6,200	274,970
DENTSPLY Int’l., Inc.	8,530	403,895
Henry Schein, Inc.*	2,350	278,875
MEDNAX, Inc.*	6,310	366,927
Resmed, Inc.	4,080	206,570
Varian Medical Systems, Inc.*	2,490	207,019
		1,919,018
Industrials 17.0%
Ametek, Inc.	5,150	269,242
Flowserve Corp.	3,540	263,199
Genesee & Wyoming, Inc.*	3,670	385,350
IHS, Inc.*	2,280	309,328
Jacobs Engineering Group, Inc.*	5,060	269,597
Masco Corp.	12,730	282,606
Quanta Services, Inc.*	11,390	393,866
Regal Beloit Corp.	3,530	277,317
Stericycle, Inc.*	2,340	277,103
Waste Connections, Inc.	7,990	387,914
		3,115,522
Information Technology 18.7%
Altera Corp.	11,020	383,055
Dolby Laboratories, Inc.*	6,830	295,056
Informatica Corp.*	9,800	349,370
Microchip Technology, Inc.	6,510	317,753
Nuance Communications, Inc.*	19,010	356,818
ON Semiconductor Corp.*	24,290	222,011
Open Text Corp.	7,780	372,973
Plantronics, Inc.	5,160	247,938
Riverbed Technology, Inc.*	18,400	379,592
Semtech Corp.*	11,790	308,309
Skyworks Solutions, Inc.	4,190	196,762
		3,429,637
Materials 4.1%
AptarGroup, Inc.	3,350	224,484
Rockwood Holdings, Inc.	3,560	270,524

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Steel Dynamics, Inc.	14,520	$260,634
		755,642
Utilities 2.1%
ITC Holdings Corp.	10,850	395,808
Total Domestic Common Stocks (Cost $12,135,695)		16,455,253

Foreign Stocks & ADR’s 1.6%
Israel 1.6%
NICE Systems Ltd. ADR (Cost $193,038)	7,120	290,567

Real Estate Investment Trusts 4.2%
Financials 4.2%
Digital Realty Trust, Inc.(a)	3,780	220,450
Federal Realty Investment Trust	970	117,293
Gaming and Leisure Properties, Inc.	5,090	172,907
Home Properties, Inc.(a)	3,990	255,200
Total Real Estate Investment Trusts (Cost $721,367)		765,850

Institutional Money Market Funds 4.7%
State Street Institutional US Government Money Market Fund (Cost $865,110)	865,110	865,110
Total Investments 100.1% (Cost $13,915,210)†		18,376,780

Excess of Liabilities Over Other Assets (0.1)%		(25,893)

Net Assets 100.0%		$18,350,887

*                 Non-income producing.

†                 Cost for federal income tax purposes is $13,915,210. At June 30, 2014 unrealized appreciation for federal income tax purposes aggregated $4,461,570 of which $4,553,453 related to appreciated securities and $91,883 related to depreciated securities.

(a)         Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile (Unaudited)

at June 30, 2014

Top Sectors*

Sector	Percent of Net Assets
Information Technology	23.3%
Consumer Discretionary	18.3%
Financials	18.2%
Industrials	17.4%
Energy	7.0%
Health Care	6.7%
Materials	3.2%
Consumer Staples	2.0%
Utilities	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
Riverbed Technology, Inc.	1.9%
NICE Systems Ltd.	1.6%
Regal Beloit Corp.	1.6%
j2 Global, Inc.	1.6%
Bloomin’ Brands, Inc.	1.6%
Ascena Retail Group, Inc.	1.6%
Stifel Financial Corp.	1.6%
Clarcor, Inc.	1.5%
BioMed Realty Trust, Inc.	1.5%
Dana Holding Corp.	1.5%
Total of Net Assets	16.0%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADR’s and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities

at June 30, 2014 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stock s 90.4%
Consumer Discretionary 18.3%
Arctic Cat, Inc.	16,620	$655,160
Ascena Retail Group, Inc.*	55,730	952,983
Bloomin’ Brands, Inc.*	42,810	960,228
Dana Holding Corp.	38,110	930,646
Hillenbrand, Inc.	20,990	684,694
Iconix Brand Group, Inc.*	20,820	894,011
John Wiley & Sons, Inc.	11,030	668,308
Life Time Fitness, Inc.*	12,590	613,637
Monro Muffler Brake, Inc.	12,210	649,450
Penn National Gaming, Inc.*	47,980	582,477
SeaWorld Entertainment, Inc.	25,830	731,764
Select Comfort Corp.*	44,970	929,080
Steven Madden Ltd.*	20,280	695,604
Texas Roadhouse, Inc.	19,550	508,300
Vitamin Shoppe, Inc.*	15,230	655,195
		11,111,537
Consumer Staples 2.0%
Casey’s General Stores, Inc.	8,990	631,907
Flowers Foods, Inc.	28,215	594,772
		1,226,679
Energy 7.0%
Bonanza Creek Energy, Inc.*	13,420	767,490
Dril-Quip, Inc.*	5,456	596,013
Oasis Petroleum, Inc.*	13,910	777,430
Stone Energy Corp.*	13,592	635,970
Superior Energy Services, Inc.	18,580	671,481
Tidewater, Inc.	14,530	815,860
		4,264,244
Financials 12.9%
City National Corp.	8,700	659,112
East West Bancorp, Inc.	17,350	607,076
Endurance Specialty Holdings Ltd.	12,600	650,034
Evercore Partners, Inc.	15,470	891,691
FirstMeritCorp.	30,680	605,930
HCC Insurance Holdings, Inc.	15,100	738,994
MarketAxess Holdings, Inc.	8,280	447,617
Portfolio Recovery Associates, Inc.*	14,070	837,587
ProAssuranceCorp.	14,360	637,584
Prosperity Bancshares, Inc.	9,700	607,220
Stifel Financial Corp.*	20,000	947,000
SVB Financial Group*	1,600	186,592
		7,816,437
Health Care 6.7%
Bio-Rad Laboratories, Inc.*	5,090	609,324
Haemonetics Corp.*	17,980	634,334
ICON PLC*	15,220	717,014
Magellan Health Services, Inc.*	13,330	829,659
NuVasive, Inc.*	17,640	627,455
Sirona Dental Systems, Inc.*	8,060	664,628
		4,082,414
Industrials 17.4%
Actuant Corp.	25,990	898,474
Clarcor, Inc.	15,130	935,790
Clean Harbors, Inc.*	13,700	880,225
Esterline Technologies Corp.*	7,460	858,795
Genesee & Wyoming, Inc.*	6,270	658,350
Healthcare Services Group, Inc.	31,200	918,528
Hub Group Inc.*	14,970	754,488
Interface, Inc.	11,800	222,312
Knight Transportation, Inc.	37,450	890,187
MYR Group, Inc.*	26,960	682,897
Regal Beloit Corp.	12,270	963,931
Ritchie Bros Auctioneers, Inc.	24,610	606,637
Toro Co.	9,500	604,200
Waste Connections, Inc.	14,100	684,555
		10,559,369
Information Technology 21.7%
CommVault Systems, Inc.*	7,400	363,858

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Finisar Corp.*	31,770	$627,457
Hittite Microwave Corp.	9,580	746,761
II-VI, Inc.*	29,500	426,570
j2 Global, Inc.	18,900	961,254
Lattice Semiconductor Corp.*	53,060	437,745
Micros Systems, Inc.*	9,130	619,927
ON Semiconductor Corp.*	66,300	605,982
Open Text Corp.	17,540	840,868
Plantronics, Inc.	16,890	811,564
Power Integrations, Inc.	10,540	606,472
Progress Software Corp.*	27,480	660,619
QLogicCorp.*	87,520	883,077
RF Micro Devices, Inc.*	51,890	497,625
Riverbed Technology, Inc.*	55,020	1,135,063
Rofin-Sinar Technologies, Inc.*	27,630	664,225
Sapient Corp.*	56,300	914,875
Semtech Corp.*	34,710	907,667
Xcerra Corp.*	49,300	448,630
		13,160,239
Materials 3.2%
Greif, Inc.	11,160	608,889
Sensient Technologies Corp.	12,190	679,227
Steel Dynamics, Inc.	34,620	621,429
		1,909,545
Utilities 1.2%
Atmos Energy Corp.	13,230	706,482
Total Domestic Common Stocks (Cost $39,881,590)		54,836,946

Foreign Stocks & ADR’s 1.6%
Israel 1.6%
NICE Systems Ltd. ADR (Cost $666,639)	23,630	964,340

Real Estate Investment Trusts 5.3%
Financials 5.3%
BioMed Realty Trust, Inc.(a)	42,820	934,761
Corporate Office Properties Trust(a)	29,900	831,519
Gaming and Leisure Properties, Inc.	16,888	573,685
Home Properties, Inc.(a)	14,490	926,780
Total Real Estate Investment Trusts (Cost $2,730,497)		3,266,745

Institutional Money Market Funds 3.1%
State Street Institutional US Government Money Market Fund (Cost $1,850,922)	1,850,922	1,850,922
Total Investments 100.4% (Cost $45,129,648)†		60,918,953

Excess of Liabilities Over Other Assets (0.4)%		(258,956)

Net Assets 100.0%		$60,659,997

*                 Non-income producing.

†                 Cost for federal income tax purposes is $45,129,648. At June 30, 2014 unrealized appreciation for federal income tax purposes aggregated $15,789,305 of which $16,403,975 related to appreciated securities and $614,670 related to depreciated securities.

(a)         Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

at June 30, 2014 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Assets
Investments at value	$16,051,546	$68,931,794	$208,534,484
Receivable for securities sold	258,488	946,581	1,071,255
Receivable for fund shares sold	1,873	28,579	65,804
Receivable for interest	13,406	603,301	—
Receivable for dividends	9,569	—	163,906
Receivable for dividend tax reclaims	218	—	13,741
Total Assets	16,335,100	70,510,255	209,849,190

Liabilities
Payable for securities purchased	833,946	4,682,666	40,273
Payable for fund shares repurchased	11,629	10,584	288,127
Accrued expenses	10,243	30,469	74,906
Management fee payable	6,980	21,545	85,719
Fund service fee payable	1,269	5,386	17,222
Total Liabilities	864,067	4,750,650	506,247
Net Assets	$15,471,033	$65,759,605	$209,342,943
Shares Outstanding	1,091,640	6,423,582	10,843,409
Net Asset Value and Maximum Offering Price Per Share	$14.17	$10.24	$19.31

Net Assets Represent
Shares of beneficial interest at par value	$1,092	$6,424	$10,843
Paid-in capital	9,752,048	63,229,217	101,071,424
Accumulated undistributed net investment income (loss)	104,476	960,927	1,478,015
Accumulated undistributed net realized gain (loss) on investments and foreign exchange	611,408	(280,972)	15,222,638
Unrealized appreciation (depreciation) of investments and foreign exchange	5,002,009	1,844,009	91,560,023
Net Assets	$15,471,033	$65,759,605	$209,342,943
Investments at Cost	$11,049,573	$67,087,785	$116,974,937

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	SVP	SVP
	Mid Cap	Small Company
	Fund	Fund
Assets
Investments at value	$18,376,780	$60,918,953
Receivable for securities sold	—	167,414
Receivable for fund shares sold	3,147	25,383
Receivable for dividends	10,690	52,960
Total Assets	18,390,617	61,164,710

Liabilities
Payable for securities purchased	11,256	384,728
Payable for fund shares repurchased	7,019	53,333
Accrued expenses	12,467	37,070
Management fee payable	7,490	24,652
Fund service fee payable	1,498	4,930
Total Liabilities	39,730	504,713
Net Assets	$18,350,887	$60,659,997
Shares Outstanding	1,151,880	3,551,520
Net Asset Value and Maximum Offering Price Per Share	$15.93	$17.08

Net Assets Represent
Shares of beneficial interest at par value	$1,152	$3,552
Paid-in capital	11,118,639	37,898,023
Accumulated undistributed net investment income (loss)	55,511	229,218
Accumulated undistributed net realized gain (loss) on investments and foreign exchange	2,714,015	6,739,899
Unrealized appreciation (depreciation) of investments and foreign exchange	4,461,570	15,789,305
Net Assets	$18,350,887	$60,659,997
Investments at Cost	$13,915,210	$45,129,648

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the fiscal six months ended June 30, 2014 (Unaudited)

	SVP		SVP	SVP
	Balanced		Bond	Common Stock
	Fund		Fund	Fund
Investment Income
Dividends	$116,859	*	$—	$2,239,239 *
Interest	56,700		1,170,821 *	—
Total Income	173,559		1,170,821	2,239,239

Expenses
Management advisory fee	43,036		126,803	518,570
Transfer agent fees	2,950		3,000	2,950
Custodian fees	4,190		6,950	7,550
Accounting and administration services	7,825		31,701	104,218
Auditing fees	4,000		9,500	27,000
Legal fees	1,250		6,000	17,500
Printing fees	2,500		8,500	25,000
Trustees’ and Chief Compliance Officer’s fees and expenses	2,000		9,000	27,000
Other	2,216		8,440	25,449
Total Expenses	69,967		209,894	755,237
Net Investment Income (Loss)	103,592		960,927	1,484,002

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	444,711		184,693	11,577,803
Futures contracts	—		(278,714)	—
Foreign currency transactions	1		—	20
Net realized gain (loss)	444,712		(94,021)	11,577,823
Net change in unrealized appreciation (depreciation) during the period:
Investments	167,837		2,317,882	(3,108,098)
Futures contracts	—		(41,556)	—
Foreign currency translations	36		—	482
Net change in unrealized appreciation (depreciation)	167,873		2,276,326	(3,107,616)
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	612,585		2,182,305	8,470,207
Net Increase (Decrease) in Net Assets from Operations	$716,177		$3,143,232	$9,954,209

*Net of foreign tax withholding of $1,365 in the SVP Balanced Fund, $1,950 in the SVP Bond Fund and $28,043 in the SVP Common Stock Fund.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	SVP		SVP
	Mid Cap		Small Company
	Fund		Fund
Investment Income
Dividends	$131,431	*	$465,221	*

Expenses
Management advisory fee	45,104		148,979
Transfer agent fees	3,000		3,050
Custodian fees	4,750		8,825
Accounting and administration services	9,021		29,796
Auditing fees	5,000		11,500
Legal fees	1,500		6,000
Printing fees	2,600		12,000
Trustees’ and Chief Compliance Officer’s fees and expenses	2,250		8,500
Other	2,695		7,353
Total Expenses	75,920		236,003
Net Investment Income (Loss)	55,511		229,218

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,574,202		6,615,038
Net change in unrealized appreciation (depreciation) during the period:
Investments	(1,556,336)		(4,173,403)
Net Realized and Unrealized Gain (Loss) on Investments	1,017,866		2,441,635
Net Increase (Decrease) in Net Assets from Operations	$1,073,377		$2,670,853

*Net of foreign tax withholding of $651 in the SVP Mid Cap Fund and $2,853 in the SVP Small Company Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	SVP		SVP		SVP
	Balanced		Bond		Common Stock
	Fund		Fund		Fund
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	06/30/14	Year Ended	06/30/14	Year Ended	06/30/14	Year Ended
	(Unaudited)	12/31/13	(Unaudited)	12/31/13	(Unaudited)	12/31/13
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$103,592	$213,859	$960,927	$1,677,840	$1,484,002	$3,170,449
Net realized gain (loss) on sales of investments, futures contracts and foreign currency transactions	444,712	938,556	(94,021)	103,533	11,577,823	15,385,219
Net change in unrealized appreciation (depreciation)	167,873	1,533,313	2,276,326	(2,087,944)	(3,107,616)	39,769,389
Net increase (decrease) in net assets from operations	716,177	2,685,728	3,143,232	(306,571)	9,954,209	58,325,057

Distributions to Shareholders
From net investment income	—	(244,208)	—	(1,941,253)	—	(3,163,102)
From net realized gain on investments and foreign currency transactions	—	(772,485)	—	—	—	(14,254,659)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	—	(1,016,693)	—	(1,941,253)	—	(17,417,761)

From Share Transactions (see note 4)
Net proceeds from sales of shares	402,948	2,101,048	5,569,661	4,181,636	2,167,672	5,793,602
Net asset value of shares in reinvestment of dividends and distributions	—	1,016,693	—	1,941,253	—	17,417,761
	402,948	3,117,741	5,569,661	6,122,889	2,167,672	23,211,363
Less: Payments for shares reacquired	(2,103,798)	(2,764,510)	(4,617,324)	(10,523,645)	(23,409,774)	(40,737,694)
Increase (decrease) in net assets from capital share transactions	(1,700,850)	353,231	952,337	(4,400,756)	(21,242,102)	(17,526,331)
Total Increase (Decrease) in Net Assets for period	(984,673)	2,022,266	4,095,569	(6,648,580)	(11,287,893)	23,380,965
Net Assets: Beginning of period	16,455,706	14,433,440	61,664,036	68,312,616	220,630,836	197,249,871
Net Assets: End of period	$15,471,033	$16,455,706	$65,759,605	$61,664,036	$209,342,943	$220,630,836
Undistributed Net Investment Income (Loss) at End of Period	$104,476	$884	$960,927	$—	$1,478,015	$(5,987)

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	SVP		SVP
	Mid Cap		Small Company
	Fund		Fund
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	06/30/14	Year Ended	06/30/14	Year Ended
	(Unaudited)	12/31/13	(Unaudited)	12/31/13
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$55,511	$16,026	$229,218	$51,690
Net realized gain (loss) on sales of investments	2,574,202	2,294,568	6,615,038	8,967,365
Net change in unrealized appreciation (depreciation)	(1,556,336)	2,434,789	(4,173,403)	8,638,282
Net increase (decrease) in net assets from operations	1,073,377	4,745,383	2,670,853	17,657,337

Distributions to Shareholders
From net investment income	—	(15,637)	—	(44,913)
From net realized gain on investments	—	(1,731,660)	—	(8,863,980)
Total distributions to shareholders	—	(1,747,297)	—	(8,908,893)

From Share Transactions (see note 4)
Net proceeds from sales of shares	611,353	1,521,104	1,218,264	3,315,715
Net asset value of shares in reinvestment of dividends and distributions	—	1,747,297	—	8,908,893
	611,353	3,268,401	1,218,264	12,224,608
Less: Payments for shares reacquired	(1,832,727)	(3,149,210)	(5,362,770)	(13,344,462)
Increase (decrease) in net assets from capital share transactions	(1,221,374)	119,191	(4,144,506)	(1,119,854)
Total Increase (Decrease) in Net Assets for period	(147,997)	3,117,277	(1,473,653)	7,628,590
Net Assets: Beginning of period	18,498,884	15,381,607	62,133,650	54,505,060
Net Assets: End of period	$18,350,887	$18,498,884	$60,659,997	$62,133,650
Undistributed Net Investment Income (Loss) at End of Period	$55,511	$—	$229,218	$—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected per share data and ratios. Selected data for a share of beneficial interest outstanding throughout each fiscal period.

				Income from Investment Operations			Less Distributions
					Net gains or
					losses on
			Net asset	Net	securities		Dividends	Distributions
	Fiscal year		value,	investment	(both realized	Total from	(from net	(from			Net asset
SVP	(period		beginning	income	and	Investment	investment	realized	Return of	Total	value, end
Fund	ended)		of period	(loss)^	unrealized)^	operations	income)	gains)	capital	distributions	of period
Balanced
	12/31/09		$9.13	$0.20	$1.76	$1.96	$0.27	$—	$—	$0.27	$10.82
	12/31/10		10.82	0.18	1.14	1.32	0.19	—	—	0.19	11.95
	12/31/11		11.95	0.21	0.28	0.49	0.30	0.32	—	0.62	11.82
	12/31/12		11.82	0.19	1.16	1.35	0.27	0.77	—	1.04	12.13
	12/31/13		12.13	0.18	2.10	2.28	0.21	0.67	—	0.88	13.53
	06/30/14	(U)	13.53	0.09	0.55	0.64	—	—	—	—	14.17
Bond
	12/31/09		9.92	0.49	0.61	1.10	0.54	0.50	—	1.04	9.98
	12/31/10		9.98	0.33	0.40	0.73	0.39	0.53	—	0.92	9.79
	12/31/11		9.79	0.29	0.40	0.69	0.35	—	0.07	0.42	10.06
	12/31/12		10.06	0.22	0.44	0.66	0.31	0.31	—	0.62	10.10
	12/31/13		10.10	0.26	(0.29)	(0.03)	0.32	—	—	0.32	9.75
	06/03/14	(U)	9.75	0.15	0.34	0.49	—	—	—	—	10.24
Common Stock
	12/31/09		9.44	0.15	2.47	2.62	0.16	—	—	0.16	11.90
	12/31/10		11.90	0.16	1.72	1.88	0.17	—	—	0.17	13.61
	12/31/11		13.61	0.20	0.09	0.29	0.22	—	—	0.22	13.68
	12/31/12		13.68	0.26	1.80	2.06	0.28	0.31	—	0.59	15.15
	12/31/13		15.15	0.26	4.52	4.78	0.28	1.26	—	1.54	18.39
	06/03/14	(U)	18.39	0.13	0.79	0.92	—	—	—	—	19.31
Mid Cap
	12/31/09		6.70	0.01	2.04	2.05	0.01	—	—	0.01	8.74
	12/31/10		8.74	—	2.06	2.06	0.01	—	—	0.01	10.79
	12/31/11		10.79	—	0.39	0.39	—	—	—	0.00	11.18
	12/31/12		11.18	0.03	1.35	1.38	0.03	—	—	0.03	12.53
	12/31/13		12.53	0.01	4.03	4.04	0.01	1.55	—	1.56	15.01
	06/03/14	(U)	15.01	0.05	0.87	0.92	—	—	—	—	15.93
Small Company
	12/31/09		9.30	0.02	2.51	2.53	0.05	—	—	0.05	11.78
	12/31/10		11.78	—	2.80	2.80	0.01	—	—	0.01	14.57
	12/31/11		14.57	(0.01)	0.45	0.44	—	0.37	—	0.37	14.64
	12/31/12		14.64	0.07	1.58	1.65	0.08	2.08	—	2.16	14.13
	12/31/13		14.13	0.01	4.88	4.89	0.01	2.69	—	2.70	16.32
	06/30/14	(U)	16.32	0.06	0.70	0.76	—	—	—	—	17.08

Amounts designated as “-” are either zero or represent less than $0.005 or $(0.005).

The accompanying notes are an integral part of the financial statements.

				Ratios/Supplemental Data
						Ratio of net
			Net assets at	Ratio of		investment
			end of	expenses to		income (loss) to		Portfolio
SVP	Total return		period (000	average net		average net		turnover
Fund	(%)*		omitted)	assets (%)		assets (%)		rate (%)
Balanced
	21.47		$16,380	0.86		2.03		90
	12.19		18,739	0.85		1.62		197
	4.05		14,926	0.83		1.70		159
	11.44		14,433	0.83		1.46		175
	18.88		16,456	0.87		1.37		220
	4.73	++	15,471	0.89	+	1.32	+	49	++
Bond
	11.08		64,687	0.64		4.57		241
	7.33		65,967	0.63		3.17		607
	7.04		71,131	0.63		2.89		539
	6.53		68,313	0.63		2.07		499
	(0.33)		61,664	0.67		2.64		256
	5.03	++	65,760	0.66	+	3.03	+	51	++
Common Stock
	27.75		202,688	0.71		1.45		10
	15.80		215,237	0.70		1.32		9
	2.10		196,768	0.69		1.47		5
	15.10		197,250	0.70		1.73		0	#
	31.73		220,631	0.72		1.49		8
	5.00	++	209,343	0.72	+	1.42	+	8	++
Mid Cap
	30.60		15,504	0.84		0.13		51
	23.51		17,558	0.81		0.05		32
	3.62		16,134	0.83		(0.03)		45
	12.34		15,382	0.84		0.21		26
	32.32		18,499	0.84		0.09		40
	6.13	++	18,351	0.84	+	0.62	+	32	++
Small Company
	27.15		60,992	0.76		0.23		41
	23.74		66,616	0.75		0.04		30
	3.02		56,670	0.75		(0.09)		30
	11.44		54,505	0.75		0.46		48
	34.72		62,134	0.80		0.09		47
	4.66	++	60,660	0.79	+	0.77	+	27	++

^	Calculated based upon average shares outstanding.

*

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds’ investment advisor had not waived a portion of its fee.

#	Represents less than 0.5%.

(U)	Unaudited.

+	Annualized.

++	Not annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

(1) Organization:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

B. Fair Value Measurement:

In response to the Financial Accounting Standards Board’s issuance of Accounting Standards Update 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)         Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)         Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)         The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the

Notes to Financial Statements

circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•                  Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•                  Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of June 30, 2014 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities - Assets:
Balanced:
Domestic Common Stocks	$9,756,735	$—	$—	$9,756,735
Foreign Stocks & ADR’s:
Australia	102,675	—	—	102,675
Germany	61,600	—	—	61,600
Mexico	83,000	—	—	83,000
Netherlands	175,040	—	—	175,040
Spain	81,383	—	—	81,383
Switzerland	44,774	74,600	—	119,374
Institutional Money Market Funds	—	1,324,230	—	1,324,230
Mortgage-Backed Securities	—	4,347,509	—	4,347,509
Totals	$10,305,207	$5,746,339	$—	$16,051,546

Bond:
Collateralized Mortgage Obligations	$—	$2,771,165	$—	$2,771,165
Domestic Corporate Bonds	—	42,749,765	—	42,749,765
Institutional Money Market Funds	—	9,905,841	—	9,905,841
Mortgage-Backed Securities	—	13,505,023	—	13,505,023
Totals	$—	$68,931,794	$—	$68,931,794

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Common Stock:
Domestic Common Stocks	$197,202,598	$—	$—	$197,202,598
Foreign Stocks & ADR’s:
Australia	1,026,750	—	—	1,026,750
Germany	1,116,500	—	—	1,116,500
Mexico	1,037,500	—	—	1,037,500
Netherlands	2,625,600	—	—	2,625,600
Spain	1,063,754	—	—	1,063,754
Switzerland	875,773	1,596,440	—	2,472,213
Institutional Money Market Funds	—	1,989,569	—	1,989,569
Totals	$204,948,475	$3,586,009	$—	$208,534,484

Mid Cap:
Domestic Common Stocks	$16,455,253	$—	$—	$16,455,253
Foreign Stocks & ADR’s	290,567	—	—	290,567
Institutional Money Market Funds	—	865,110	—	865,110
Real Estate Investment Trusts	765,850	—	—	765,850
Totals	$17,511,670	$865,110	$—	$18,376,780

Small Company:
Domestic Common Stocks	$54,836,946	$—	$—	$54,836,946
Foreign Stocks & ADR’s	964,340	—	—	964,340
Institutional Money Market Funds	—	1,850,922	—	1,850,922
Real Estate Investment Trusts	3,266,745	—	—	3,266,745
Totals	$59,068,031	$1,850,922	$—	$60,918,953

Investments in Securities - Liabilities:

None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended June 30, 2014.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended June 30, 2014.

C. Securities Transactions and Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1)         when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2)         on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, real estate investment trust return of capital distributions, net operating losses and dividends paid. No reclassifications were made to reflect these differences as of June 30, 2014.

E. Repurchase Agreements:

Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2014.

Notes to Financial Statements

F. Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements as a result of these uncertainties. As of June 30, 2014, the Funds did not have any unrecognized tax benefits.

G. Dollar Rolls:

The SVP Balanced and SVP Bond Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended June 30, 2014.

H. Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1)         market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2)         purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

I. Forward Foreign Currency Contracts:

Each Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended June 30, 2014.

J. Options Contracts:

Each Fund may enter into options contracts.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying

Notes to Financial Statements

instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark-to-market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended June 30, 2014, none of the Funds entered into options contracts.

K. Futures Contracts:

Each Fund may enter into futures contracts.

When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold. During the fiscal six months ended June 30, 2014, the SVP Bond sold varying combinations of futures contracts in U.S. Treasury 5-Year Notes, U.S. Treasury 10-Year Notes and U.S. Treasury 30-Year Bonds to manage duration by hedging interest rate risk.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit “initial margin” with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party is required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

L. Swaps:

The SVP Balanced and SVP Bond Funds may enter into swaps agreements.

Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular “notional amount”. Swaps may involve an interest rate (fixed or floating), a commodity price index, or a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A fixed-income Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates.

Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counter-party to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund’s obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund’s risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

During the fiscal six months ended June 30, 2014, none of the Funds entered into swaps agreements.

Notes to Financial Statements

M.  Derivatives Transactions:

At June 30, 2014, none of the Funds had open derivatives contracts.

The amounts of realized and unrealized gains and losses on futures contracts recognized in each Fund’s earnings during the fiscal six months ended June 30, 2014 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

	Purpose and Primary	Location of Realized and Unrealized Gain	Net Realized	Net Change in Unrealized
SVP Fund	Underlying Risk Exposure	(Loss) on the Statement of Operations	Gain (Loss)	Appreciation (Depreciation)
Bond	Hedge interest rate risk.	Futures contracts	$(278,714)	$(41,556)

During the fiscal six months ended June 30, 2014, the average monthly notional value of futures contracts for the months held was as follows:

SVP Fund	Average Monthly Notional Value
Bond	$14,146,250

N.  Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts. Earnings credits are received from SSB on cash balances and are reflected in the statement of operations as an expense offset. There were no expense offsets for the fiscal six months ended June 30, 2014.

(3) Management Advisory Fees and Related Party Transactions:

Pursuant to two Investment Advisory Agreements (“Advisory Agreements”), SAMI manages each Fund’s investments and business operations under the overall supervision of the Trust’s Board of Trustees. SAMI is affiliated with National Life Insurance Company (“NLIC”), which issues variable insurance and annuity products through which the Trust is offered, because NLIC is also a subsidiary of NLV Financial Corporation. SAMI has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, each Fund pays to SAMI a monthly fee determined as follows:

a) With respect to SVP Balanced Fund: 0.55% per annum on the average daily net assets of the Fund.

b) With respect to SVP Bond Fund: 0.40% per annum on the average daily net assets of the Fund.

c) With respect to the SVP Common Stock, SVP Mid Cap and SVP Small Company Funds: 0.50% per annum on the first $200 million of average daily net assets of each Fund; 0.45% per annum on the next $300 million of such assets of each Fund; and 0.40% per annum on such assets of each Fund in excess of $500 million.

Sentinel Financial Services Company (“SFSC”), a company in which SAMI and Sentinel Financial Services, Inc., a wholly owned subsidiary of SAMI, are partners, acts as the principal underwriter of shares of the Funds. SFSC receives no compensation from the Trust for acting as principal underwriter.

Effective April 1, 2014, each Trustee who is not an affiliate of SAMI receives an annual fee from the Trust of $20,000 plus $2,500 for each regular meeting attended and $1,250 for any special meeting attended. Prior to April 1, 2014, the annual fee was $14,000. Fees paid to Trustees are generally distributed quarterly on a pro rata basis. This compensation totaled $13,500 each for Mr. McMeekin, Mr. Nobles and Ms. Pope for the fiscal six months ended June 30, 2014.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Group Funds, Inc. (“SGF”), a series investment company also advised by SAMI, SAMI itself, and the separate accounts of NLIC which fund its variable life insurance and annuity products. Pursuant to an amended and restated agreement as of November 26, 2007, the Funds and SGF pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds’ Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and SGF allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

Trustees’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended June 30, 2014 were $48,750.

Pursuant to the Fund Services Agreement with SASI, the Trust receives certain transfer agency, fund accounting and administration services. For these services, the Fund Services Agreement provides for the Trust to pay to SASI a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and administration services. For the fiscal year six months ended June 30, 2014 this fee totaled $192,560.

As of June 30, 2014, policyholders of variable insurance and annuity products offered by NLIC held ownership in the Funds as follows:

Approximate %
SVP Fund	Ownership
Balanced	87.36%
Bond	29.84%
Common Stock	25.97%
Mid Cap	84.68%
Small Company	58.23%

The shares of the Trust may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2014, the Trust was offered as an investment option by three other insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

Notes to Financial Statements

(4)  Shares of Beneficial Interest Transactions:

There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the fiscal six months ended June 30, 2014 and the fiscal year ended December 31, 2013 were as follows:

		Shares issued in		Net increase
		reinvestment of		(decrease) in
		dividends and	Shares	shares
SVP Fund	Shares sold	distributions	reacquired	outstanding
Fiscal Six Months Ended June 30, 2014 (Unaudited)
Balanced	29,656	—	154,203	(124,547)
Bond	559,592	—	463,081	96,511
Common Stock	117,647	—	1,271,140	(1,153,493)
Mid Cap	40,064	—	120,212	(80,148)
Small Company	74,934	—	329,851	(254,917)
Fiscal Year Ended December 31, 2013
Balanced	157,741	75,294	206,509	26,526
Bond	419,791	198,899	1,052,732	(434,042)
Common Stock	332,544	952,190	2,305,311	(1,020,577)
Mid Cap	104,869	116,798	216,966	4,701
Small Company	196,857	545,386	794,303	(52,060)

From time to time the Funds may have a concentration of several policyholders, insurance companies or insurance products holding a significant percentage of shares outstanding. Investment activities of these parties could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any Fund and is available, without charge, upon request by calling (800) 537-7003.

(5)  Investment Transactions:

Purchases and sales (excluding short-term obligations, forward foreign currency contracts and futures contracts) for the fiscal six months ended June 30, 2014 were as follows:

	Purchases of		Sales of Other
	Other than U.S.	Purchases of	than U.S.	Sales of U.S.
	Government	U.S. Government	Government	Government
	Direct and	Direct and	Direct and	Direct and
	Agency	Agency	Agency	Agency
SVP Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$685,836	$6,778,344	$1,624,572	$7,551,267
Bond	11,385,910	18,509,599	11,141,523	19,754,725
Common Stock	16,636,049	—	35,965,547	—
Mid Cap	5,625,794	—	7,003,115	—
Small Company	15,933,411	—	20,396,983	—

(6)  Distributions to Shareholders:

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after December 31, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

At December 31, 2013, the Trust had tax basis capital losses which may be used to offset future capital gains as follows:

	Capital Loss	Expiring
SVP Fund	Carry Forward	on 12/31
Bond	$143,376	No Expiration (Short-Term)

During the fiscal year ended December 31, 2013, the Funds utilized capital losses as follows:

Capital Losses
SVP Fund	Utilized
Mid Cap	$344,153

It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire.

Net capital losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Funds next taxable year. For the period from November 1, 2013 to December 31, 2013, the Funds elected to defer until the first business day of 2014 for U.S. Federal income tax purposes net capital losses as stated below:

	Short-Term	Long-Term
	Capital Losses	Capital Losses
SVP Fund	Deferred	Deferred
Balanced	$12,280	$—
Bond	2,010	—
Small Company	1,047	—

Net ordinary losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from January 1, 2013 through December 31, 2013, the Funds elected to defer until the first business day of the next taxable year for U.S. Federal Income tax purposes net ordinary losses as stated below:

Ordinary Losses
SVP Fund	Deferred
Common Stock	$228

(7) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8) Subsequent Events:

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

When you allocate to one or more of the Sentinel Variable Products Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/14 through 06/30/14.

Actual Expenses

The first line of each Fund entry in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/14 through 06/30/14 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund entry in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by them. If such expenses were included, the overall expenses shown in the table below would be higher and the ending account values would be lower.

						Expenses Paid
			Beginning	Ending		from 1/1/2014
	Total Return	Total Return	Account Value	Account Value	Annualized	through
SVP Fund	Description	Percentage	1/1/2014	6/30/2014	Expense Ratio	6/30/2014*
Balanced	Actual	4.73%	$1,000.00	$1,047.30	0.89%	$4.52
	Hypothetical
	(5% per year
	before expenses)	2.04%	1,000.00	1,020.38	0.89%	4.46

Bond	Actual	5.03%	1,000.00	1,050.26	0.66%	3.36
	Hypothetical
	(5% per year
	before expenses)	2.15%	1,000.00	1,021.52	0.66%	3.31

Common Stock	Actual	5.00%	1,000.00	1,050.03	0.72%	3.66
	Hypothetical
	(5% per year
	before expenses)	2.12%	1,000.00	1,021.22	0.72%	3.61

Mid Cap	Actual	6.13%	1,000.00	1,061.29	0.84%	4.29
	Hypothetical
	(5% per year
	before expenses)	2.06%	1,000.00	1,020.63	0.84%	4.21

Small Company	Actual	4.66%	1,000.00	1,046.57	0.79%	4.01
	Hypothetical
	(5% per year
	before expenses)	2.09%	1,000.00	1,020.88	0.79%	3.96

* Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Trustees

There are four Trustees of Sentinel Variable Products Trust. The Trustees are responsible for oversight of the five Funds currently comprising Sentinel Variable Products Trust. Information about the three independent Trustees is set forth below. Information concerning the one affiliated Trustee is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Trustees and is available, without charge, upon request by calling (800) 537-7003.

Name, Address, Age	Position and Length of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
William D. McMeekin (69) National Life Drive Montpelier, VT 05604	Trustee, since 2000; Audit Committee Chair, since 2013

TD Banknorth, N.A. (formerly Banknorth Vermont) — Former Executive Vice President, Commercial Services — from 2005 to 2007; Senior Vice President & Senior Lending Officer, from 2001 to 2005; The Howard Bank — Community President, from 2000 to 2001

None

Michael W. Nobles (44) National Life Drive Montpelier, VT 05604	Trustee, since 2013

Union Mutual of Vermont Companies — President and Chief Executive Officer, since 2014; Chief Operating Officer and Treasurer, from 2013 to 2014; Senior Vice President, Chief Financial Officer and Treasurer, from 2011 to 2013; Vice President of Finance & Treasurer, from 2006 to 2011

None

Nancy F. Pope (60) National Life Drive Montpelier, VT 05604	Trustee, since 2007

Northfield Savings Bank — Director (Chair), since 2013; Director, from 1995 to 2013; Spaulding High School Union District — Director, from 2008 to 2011; Governor’s Institute of Vermont — Trustee, from 2007 to 2008; Barre Town School District — Director (Chair), from 1995 to 2004; Aldrich Public Library — Trustee (Chair), since 2002 and from 1993 to 2000

None

Officers

Information relating to the one Trustee who is an officer and “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended, and to the other officers of the Funds is set forth below.

Name, Address, Age	Position and Length of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Mehran Assadi (55)** National Life Drive Montpelier, VT 05604	Chair and Trustee, since 2009

National Life Holding Company (a mutual insurance company) and National Life Insurance Company (“National Life”) — President and Chief Executive Officer, since 2009; President — Life and Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation — President and Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009

N/A

Thomas H. Brownell (54) National Life Drive Montpelier, VT 05604	President, since 2013

National Life — Executive Vice President and Chief Investment Officer, since 2013; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Advisor”) — President and Chief Executive Officer, since 2013; Sentinel Financial Services, Inc. — President and Chief Executive Officer, since 2013; Sentinel Administrative Services, Inc. (“SASI”) — President and Chief Executive Officer, since 2013; Sentinel Group Funds, Inc. (“Sentinel Funds”) — President and Chief Executive Officer, since 2013

N/A

Thomas P. Malone (58) National Life Drive Montpelier, VT 05604	Vice President & Treasurer, since 2000	SASI — Vice President, since 2006; Sentinel Funds — Vice President and Treasurer, since 1997; Sentinel Administrative Services Company (“SASC”) —Vice President, from 1998 to 2006	N/A

John K. Landy (54) National Life Drive Montpelier, VT 05604	Vice President, since 2004	SASI — Senior Vice President, since 2006; Sentinel Funds — Vice President, since 2003; SASC — Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A

Scott G. Wheeler (49) National Life Drive Montpelier, VT 05604	Assistant Vice President & Assistant Treasurer, since 2004

SASI — Vice President, since 2007; Assistant Vice President, from 2006 to 2007; Sentinel Funds — Assistant Vice President and Assistant Treasurer, since 1998; SASC — Assistant Vice President, from 1998 to 2006

N/A

Lisa F. Muller (47) National Life Drive Montpelier, VT 05604	Secretary, since 2008

National Life — Counsel, since 2008; Sentinel Funds — Secretary, since 2008; State of Vermont, Department of Banking and Insurance — Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell — Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois — Law Clerk, from 2002 to 2004

N/A

Lindsay E. Staples (32) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009

National Life — Senior Securities Paralegal, since 2010; Sentinel Funds — Assistant Secretary, since 2010 and from 2007 to 2009; National Life — Senior Compliance Associate, from 2009 to 2010; National Life — Securities Paralegal, from 2007 to 2009; Holman Immigration — Paralegal, from 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr — Paralegal, from 2004 to 2006

N/A

D. Russell Morgan (58) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since 2004; Secretary, from 2000 to 2005

Advisor; National Variable Annuity Account II; National Variable Life Insurance Account — Chief Compliance Officer, since 2004; Sentinel Funds — Chief Compliance Officer, since 2004; Secretary, from 1988 to 2005; National Life — Assistant General Counsel, from 2001 to 2005; Equity Services, Inc. — Counsel, from 1986 to 2005; Advisor, SASC, Sentinel Financial Services Company — Counsel, from 1993 to 2005

N/A

* Each officer is elected by, and serves at the pleasure of, the Board of the Funds.

** Mr. Assadi is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor’s parent company.

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian

State Street Bank & Trust Company – Kansas City

Transfer Agent, Shareholder Servicing Agent and Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge online at www.nationallifegroup.com under “Customer Support”, then “Funds and Prospectus”, and at www.sec.gov, or by calling (800) 537-7003.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

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One National Life Drive, Montpelier, VT 05604

A Standard of Stewardship

Stewardship is a serious responsibility that can be measured and proven over time.

That’s why we are committed to quality, consistency and sustainable results, counted in years rather than days, weeks or months.

Since its inception on January 12, 1934, Sentinel’s Common Stock Fund has demonstrated a prudent, consistent approach to investing which has become the hallmark of our firm.

Learn more about Sentinel from your financial advisor or contact us:

800.282.FUND

www.sentinelinvestments.com

 @sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information and is available from your financial advisor or www.sentinelinvestments.com. Please read it carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Variable Products Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com.

47953 9346(0714)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President

Date: September 5, 2014

By:	/s/ Thomas P. Malone
Thomas P. Malone,
Vice President & Treasurer

Date: September 5, 2014